UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

BATS: Series A Portfolio

BATS: Series C Portfolio

BATS: Series E Portfolio

BATS: Series M Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2018 – 06/30/2019

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21457
Reporting Period: 07/01/2018 - 06/30/2019
BlackRock Allocation Target Shares

=========================== BATS: Series A Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series C Portfolio ===========================

NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 23, 2019   Meeting Type: Annual
Record Date:  APR 05, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management

=========================== BATS: Series E Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series M Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BATS: Series P Portfolio ===========================

BLACKROCK ALLOCATION TARGET SHARES

Ticker:                      Security ID:  092480300
Meeting Date: NOV 21, 2018   Meeting Type: Special
Record Date:  SEP 24, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1b.1  Elect Director Michael J. Castellano    For       For          Management
1b.2  Elect Director Richard E. Cavanagh      For       For          Management
1b.3  Elect Director Cynthia L. Egan          For       For          Management
1b.4  Elect Director Frank J. Fabozzi         For       For          Management
1b.5  Elect Director Robert Fairbairn         For       For          Management
1b.6  Elect Director Henry Gabbay             For       For          Management
1b.7  Elect Director R. Glenn Hubbard         For       For          Management
1b.8  Elect Director W. Carl Kester           For       For          Management
1b.9  Elect Director Catherine A. Lynch       For       For          Management
1b.10 Elect Director John M. Perlowski        For       For          Management
1b.11 Elect Director Karen P. Robards         For       For          Management

=========================== BATS: Series S Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Allocation Target Shares

Date:	August 29, 2019